Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) $ / shares in Units, $ in Thousands		1 Months Ended				2 Months Ended	12 Months Ended
	Aug. 31, 2022 $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 $ / shares shares	Dec. 31, 2024 shares	Apr. 30, 2023 $ / shares shares	Jan. 31, 2025 $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2024 shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2022 shares	Mar. 31, 2021 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Share Price (in AUD per share) | $ / shares								$ 1.62
Proceeds from issue of shares | $							$ 161,205		$ 65,406	$ 88,635
Number of ordinary shares per ADS warrant (in shares)			10			10
Transfer of exercised options | $							$ 0		$ 0
Contingent consideration
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price (in AUD per share) | $ / shares			$ 3.15			$ 3.15
Ordinary shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)							1,279,967,187	1,279,967,187	1,141,784,114	814,204,825			650,454,551
Fully-paid ordinary shares (in shares)							138,183,073	138,183,073	327,579,289	163,750,274
Transfer of exercised options | $							$ 5,177		$ 7	$ 0
Ordinary shares | Oaktree Capital Management, L.P.
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)			2,275,020			2,275,020
Ordinary shares | Private placement of shares
Disclosure Of Classes Of Share Capital [Line Items]
Placement of shares under a share placement agreement (in shares)						104,000,000	104,000,000		0	163,750,274
Share based compensation for contingent consideration (in shares)							10,228,239		0	0
American Depository Shares | Oaktree Capital Management, L.P.
Disclosure Of Classes Of Share Capital [Line Items]
Share Price (in AUD per share) | $ / shares		$ 7.24
Proceeds from issue of shares | $		$ 1,600
Number of warrants excercised (in shares)		39,380		188,122
Private placement of shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)	86,666,667										125,369,514	201,137,412
Sale of equity price (in dollars per share) | $ / shares	$ 0.75													$ 0.30
Fully-paid ordinary shares (in shares)					77,083,607
Share Price (in AUD per share) | $ / shares			$ 2.50
Discount percentage used to calculate equity purchase price per share	5.00%				15.00%
Fully-paid ordinary shares price (in dollars per share) | $ / shares					0.85
Private placement of shares | Chief Medical Officer
Disclosure Of Classes Of Share Capital [Line Items]
Sale of equity price (in dollars per share) | $ / shares												$ 0.30
Fully-paid ordinary shares (in shares)											5,039,814
Issued capital
Disclosure Of Classes Of Share Capital [Line Items]
Transfer of exercised options | $							$ 10,433		$ 204
Issued capital | Ordinary shares | Oaktree Capital Management, L.P.
Disclosure Of Classes Of Share Capital [Line Items]
Transfer of exercised options | $		$ 1,600
Issued capital | American Depository Shares
Disclosure Of Classes Of Share Capital [Line Items]
Transfer of exercised options | $		3,900
Issued capital | American Depository Shares | Oaktree Capital Management, L.P.
Disclosure Of Classes Of Share Capital [Line Items]
Transfer of exercised options | $		$ 3,900